Details to the consolidated cash flow statements (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement [line items]
Net cash flows	$ (13,922)	$ (784)	$ (765)
Transcend Medical Inc [member]
Statement [line items]
Contingent consideration arrangements and indemnification assets recognised as of acquisition date			92
Contingent consideration paid			60
Acquisitions
Statement [line items]
Net identifiable assets (acquired) or divested	(13,946)	(999)	(869)
Fair value of previously held equity interests			64
Receivables and payables contingent consideration, net	41	206	84
Other payments and deferred consideration, net	(35)	(36)	(44)
Net cash flows	(13,940)	(829)	$ (765)
Divestments
Statement [line items]
Net cash flows	$ 18	45
Non-current assets divested		29
Current assets divested		34
Current liabilities divested		15
Divested business		$ 48